Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	£ 354	£ 347	£ 344
Cancellation of treasury shares (in shares)	50,367,570